STATED SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
STATED SHARE CAPITAL.
STATED SHARE CAPITAL

22.    Stated share capital

Accounting policy

Ordinary share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.

Figures in thousand	2018	2017	2016
Authorised number of shares	10,000,000	10,000,000	2,000,000

Reconciliation of issued number of shares:
Number of shares in issue at beginning of the year	2,168,721	929,004	916,140
Shares issued under SGL Share Plan	10,394	1,407	12,864
Rights issue	-	1,195,787	-
Capitalisation issue	87,146	42,523	-
Number of shares in issue at end of the year	2,266,261	2,168,721	929,004

Authorised and issued

As at 31 December 2016, the authorised share capital was 2,000,000,000 ordinary no par value shares and issued ordinary share capital was 929,004,342 ordinary no par value shares.

At the shareholder’s general meeting on 25 April 2017, the authorised number of shares was increased to 10,000,000,000 ordinary no par value shares.

On 14 June 2017, Sibanye-Stillwater raised net capital of R12,932.4 million, being proceeds of R13,438.5 million and transactions costs of R506.1 million, from a rights issue, when 1,195,787,294 shares were issued with nine (9) new shares issued for every seven (7) existing shares held, on 4 October 2017, 42,522,524 shares were issued with two (2) capitalisation issue shares for every 100 existing share held, and on various dates during 2017, 1,407,060 shares were issued as part of the share plans. As at 31 December 2017, the issued share capital was 2,168,721,220 ordinary no par value shares.

On 11 April 2018, 87,145,885 shares were issued with four (4) capitalisation issue shares for every 100 existing share held, and on various dates during 2017, 10,393,386 shares were issued as part of the share plans. As at 31 December 2018, the issued share capital was 2,266,260,491 ordinary no par value shares.

All the Sibanye-Stillwater ordinary no par value shares rank pari passu in all respects, there being no conversion or exchange rights attached thereto, and all of the ordinary shares will have equal rights to participate in capital, dividend and profit distributions by the Company.

Repurchase of shares

The Company has not exercised the general authority granted to buy back shares from its issued ordinary share capital granted at the shareholders’ meeting held on 30 May 2018. At the next AGM, shareholders will be asked to approve the general authority for the acquisition by the Company, or a subsidiary of the Company, of its own shares.